UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period ______________ to ______________.

Date of Report (Date of earliest event reported): ______________ Commission File Number of securitizer: ______________ Central Index Key Number of securitizer: ______________

______________________________________________________
Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒ Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0002060268

PRPM Fundido 2025-1 Designated Activity Company

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): ___________

Central Index Key Number of underwriter (if applicable): ____________

Adrian Bailie, +35315137431
Name and telephone number, including area code, of the person to contact in connection with this filing.

INFORMATION TO BE INCLUDED IN THE REPORT

Item 2.01.	Findings and Conclusions of a Third Party Due Diligence Report Obtained By the Issuer

Deloitte LLP was engaged to perform an agreed upon procedures engagement. Deloitte LLP’s Asset Agreed Upon Procedures Report containing its findings is attaching as Exhibit 99.1 to this Form ABS-15G.

Quadrin Group was engaged to perform certain due diligence review of mortgage loans. Quadrin Group’s findings are attached as Exhibit 99.2 to this Form ABS-15G.

Jones Lang LaSalle (“JLL”) and Aura REE, S.L. (“Aura”) were engaged to procure limited-scope property valuations on certain properties. JLL’s and Aura’s findings are attached to this Form ABS-15G, respectively, as Exhibit 99.3 and Exhibit 99.4.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

PRPM FUNDIDO 2025-1 DESIGNATED ACTIVITY COMPANY
(Depositor)

By:	/s/ Adrian Bailie
Name: Adrian Bailie Title: Director

Dated: April 8, 2025

EXHIBIT INDEX

Exhibit Number

99.1       Asset Agreed-Upon Procedures Report of Deloitte LLP dated April 2, 2025.

99.2       Quadrin Group Due Diligence Report as of March 2025

99.3       Property Valuations of JLL dated January 27, 2025

99.4       Property Valuations of Aura February 7, 2025